Pay vs Performance Disclosure	12 Months Ended
	Dec. 28, 2024 USD ($)	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)	Jan. 02, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Other NEOs(1)(3)	Average Compensation Actually Paid to Other NEOs(2)(3)	Value of Initial Fixed $100 Investment Based On:(4)		Net (Loss) Income ($ millions)(5)	Net Sales Growth(6)
					Sleep Number Total Shareholder Return	S&P 400 Specialty Stores Index Total Shareholder Return
2024	$6,583,409	$4,658,822	$1,439,510	$1,220,875	$31	$195	$(20.3)	(10.9)%
2023	$6,349,191	$2,797,599	$1,824,602	$1,097,590	$30	$199	$(15.3)	(10.7)%
2022	$6,702,614	$(12,847,068)	$1,592,120	$(1,323,910)	$52	$162	$36.6	(3.2)%
2021	$9,599,571	$15,233,052	$2,028,184	$2,806,197	$154	$173	$153.7	17.7%
2020	$8,528,276	$24,411,605	$1,986,114	$4,224,856	$165	$119	$139.2	9.3%

Company Selected Measure Name	annual growth in net sales
Named Executive Officers, Footnote	The average for 2024 includes Mr. Lee, Ms. Bloomquist, Ms. Barra and Mr. Hellfeld as the other NEOs. The average for 2023 includes Mr. Callen, Mr.
Krusmark, Mr. Lee, Ms. Bloomquist, Ms. Barra and Mr. Hellfeld as other NEOs. The average for 2022 includes Mr. Callen, Ms. Bloomquist, Ms. Barra and Mr. Hellfeld as other NEOs. The average for 2021 includes Mr. Callen, Ms. Bloomquist, Ms. Barra and Mr. Saklad as other NEOs. The average for 2020 includes Mr. Callen, Ms. Bloomquist, Ms. Barra and Mr. Brown as other NEOs.

PEO Total Compensation Amount	$ 6,583,409	$ 6,349,191	$ 6,702,614	$ 9,599,571	$ 8,528,276
PEO Actually Paid Compensation Amount	$ 4,658,822	2,797,599	(12,847,068)	15,233,052	24,411,605
Adjustment To PEO Compensation, Footnote	The following table is a reconciliation of the estimated value for CAP to the amounts reported in the Total column of the
Summary Compensation Table for the fiscal years 2020, 2021, 2022, 2023 and 2024.

Year	Summary Compensation Table Total	Deduct: Amounts Reported in the Summary Compensation Table for Stock and Option Awards	Add: Value of Awards Granted During the Year, Outstanding and Unvested at Year-end	Add: Change in Value of Awards Granted in Any Prior Year, Outstanding and Unvested at Year- End	Add: Value of Awards Granted and Vested in the Same Year	Add: Change in Value of Awards Granted in Any Prior Year, Vested During the Year	Estimated Compensation Actually Paid (CAP)(1)
CEO
2024	$6,583,409	$(4,340,130)	$3,287,427	$(794,372)	$—	$(77,512)	$4,658,822
2023	$6,349,191	$(4,609,638)	$1,965,546	$(1,212,687)	$—	$305,187	$2,797,599
2022	$6,702,614	$(5,419,385)	$1,280,493	$(12,212,135)	$—	$(3,198,655)	$(12,847,068)
2021	$9,599,571	$(6,440,343)	$4,245,801	$(1,037,718)	$—	$8,865,741	$15,233,052
2020	$8,528,276	$(4,288,094)	$13,788,030	$8,402,774	$1,222,552	$(3,241,933)	$24,411,605
Average for Other NEOs
2024	$1,439,510	$(567,415)	$534,511	$(165,733)	$—	$(19,998)	$1,220,875
2023	$1,824,602	$(1,081,157)	$483,831	$(165,585)	$—	$35,899	$1,097,590
2022	$1,592,120	$(1,019,287)	$238,188	$(1,773,616)	$—	$(361,315)	$(1,323,910)
2021	$2,028,184	$(1,058,309)	$714,143	$(134,889)	$—	$1,257,068	$2,806,197
2020	$1,986,114	$(751,446)	$2,137,874	$1,162,514	$263,097	$(573,297)	$4,224,856
(1)  In determining the estimated CAP, stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, risk free rates) as of the measurement date. Performance Stock Unit (PSU) grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of each vesting date. Time-vested Restricted Stock Unit (RSU) grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each vesting date.

Non-PEO NEO Average Total Compensation Amount	$ 1,439,510	1,824,602	1,592,120	2,028,184	1,986,114
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,220,875	1,097,590	(1,323,910)	2,806,197	4,224,856
Adjustment to Non-PEO NEO Compensation Footnote	The following table is a reconciliation of the estimated value for CAP to the amounts reported in the Total column of the
Summary Compensation Table for the fiscal years 2020, 2021, 2022, 2023 and 2024.

Year	Summary Compensation Table Total	Deduct: Amounts Reported in the Summary Compensation Table for Stock and Option Awards	Add: Value of Awards Granted During the Year, Outstanding and Unvested at Year-end	Add: Change in Value of Awards Granted in Any Prior Year, Outstanding and Unvested at Year- End	Add: Value of Awards Granted and Vested in the Same Year	Add: Change in Value of Awards Granted in Any Prior Year, Vested During the Year	Estimated Compensation Actually Paid (CAP)(1)
CEO
2024	$6,583,409	$(4,340,130)	$3,287,427	$(794,372)	$—	$(77,512)	$4,658,822
2023	$6,349,191	$(4,609,638)	$1,965,546	$(1,212,687)	$—	$305,187	$2,797,599
2022	$6,702,614	$(5,419,385)	$1,280,493	$(12,212,135)	$—	$(3,198,655)	$(12,847,068)
2021	$9,599,571	$(6,440,343)	$4,245,801	$(1,037,718)	$—	$8,865,741	$15,233,052
2020	$8,528,276	$(4,288,094)	$13,788,030	$8,402,774	$1,222,552	$(3,241,933)	$24,411,605
Average for Other NEOs
2024	$1,439,510	$(567,415)	$534,511	$(165,733)	$—	$(19,998)	$1,220,875
2023	$1,824,602	$(1,081,157)	$483,831	$(165,585)	$—	$35,899	$1,097,590
2022	$1,592,120	$(1,019,287)	$238,188	$(1,773,616)	$—	$(361,315)	$(1,323,910)
2021	$2,028,184	$(1,058,309)	$714,143	$(134,889)	$—	$1,257,068	$2,806,197
2020	$1,986,114	$(751,446)	$2,137,874	$1,162,514	$263,097	$(573,297)	$4,224,856
(1)  In determining the estimated CAP, stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, risk free rates) as of the measurement date. Performance Stock Unit (PSU) grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of each vesting date. Time-vested Restricted Stock Unit (RSU) grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each vesting date.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	$ 31	30	52	154	165
Peer Group Total Shareholder Return Amount	195	199	162	173	119
Net Income (Loss)	$ (20,300,000)	$ (15,300,000)	$ 36,600,000	$ 153,700,000	$ 139,200,000
Company Selected Measure Amount	(0.109)	(0.107)	(0.032)	0.177	0.093
Additional 402(v) Disclosure	The amounts are reported in the Total column of the Summary Compensation Table for the CEO and for an average of the other NEOs for each fiscal year.
This is a calculation of CAP for each fiscal year as determined in accordance with SEC rules. See table below for a reconciliation of the estimated value for CAP to the amounts reported in the Total column of the Summary Compensation Table.
For the relevant fiscal year, this represents the cumulative Total Shareholder Return (TSR) by measuring what the value of a $100 investment at the start of fiscal 2020 would be at the end of fiscal years 2020, 2021, 2022, 2023 and 2024. The S&P 400 Specialty Store Index TSR is the total return assuming reinvestment of dividends and is included in the Comparative Stock Performance chart reported in our Annual Report on Form 10-K for the fiscal years 2020, 2021, 2022, 2023 and 2024.
This is net income as reported in the Consolidated Financial Statements included in our Annual Report on Form 10-K for the fiscal years 2020, 2021,
2022, 2023 and 2024.
This is the annual growth in net sales as reported in the Consolidated Financial Statements included in our Annual Report on Form 10-K for the fiscal years 2020, 2021, 2022, 2023 and 2024. This is the Company-selected measure for this disclosure.

Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales Growth
Measure:: 2
Pay vs Performance Disclosure
Name	NOP Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted ROIC
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name	Share Price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,340,130)	$ (4,609,638)	$ (5,419,385)	$ (6,440,343)	$ (4,288,094)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,287,427	1,965,546	1,280,493	4,245,801	13,788,030
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(794,372)	(1,212,687)	(12,212,135)	(1,037,718)	8,402,774
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	1,222,552
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(77,512)	305,187	(3,198,655)	8,865,741	(3,241,933)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(567,415)	(1,081,157)	(1,019,287)	(1,058,309)	(751,446)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	534,511	483,831	238,188	714,143	2,137,874
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(165,733)	(165,585)	(1,773,616)	(134,889)	1,162,514
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	263,097
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (19,998)	$ 35,899	$ (361,315)	$ 1,257,068	$ (573,297)